Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Debt Securities Available-For-Sale
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2023 and 2022 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(in thousands)		Gains	Losses
December 31, 2023
U.S. Treasury	$1,977	$1	$—	$1,978
U.S. government and federal agency obligations	446	—	(19)	427
U.S. government-sponsored enterprises	22,042	16	(236)	21,822
Obligations of states and political subdivisions	126,396	55	(19,566)	106,885
Mortgage-backed securities	51,736	27	(6,123)	45,640
Other debt securities (a)	11,825	22	(1,026)	10,821
Bank issued trust preferred securities (a)	1,486	—	(317)	1,169
Total available-for-sale securities	$215,908	$121	$(27,287)	$188,742

December 31, 2022
U.S. Treasury	$2,198	$—	$(46)	$2,152
U.S. government and federal agency obligations	591	—	(32)	559
U.S. government-sponsored enterprises	26,499	—	(2,722)	23,777
Obligations of states and political subdivisions	134,994	—	(25,554)	109,440
Mortgage-backed securities	119,556	7	(16,864)	102,699
Other debt securities (a)	11,825	—	(882)	10,943
Bank issued trust preferred securities (a)	1,486	—	(309)	1,177
Total available-for-sale securities	$297,149	$7	$(46,409)	$250,747
(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

Schedule of Amortized Cost and Fair Value of Debt Securities Classified as Available-For-Sale by Contractual Maturity	Expected
maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

(in thousands)	Amortized Cost	Fair Value
Due in one year or less	$2,102	$2,102
Due after one year through five years	25,465	25,346
Due after five years through ten years	26,216	23,779
Due after ten years	110,389	91,875
Total	164,172	143,102
Mortgage-backed securities	51,736	45,640
Total available-for-sale securities	$215,908	$188,742

Schedule of Other Securities

(in thousands)	2023	2022
Other securities:
FHLB stock	$6,071	$6,156
MIB stock	151	151
Equity securities with readily determinable fair values	78	46
Total other investment securities	$6,300	$6,353

Schedule of Unrealized Losses
Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2023 and December 31, 2022 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2023
U.S. Treasury	$997	$—	$—	$—	$997	$—
U.S. government and federal agency obligations	—	—	427	(19)	427	(19)
U.S. government-sponsored enterprises	11,995	(8)	1,772	(228)	13,767	(236)
Obligations of states and political subdivisions	1,501	(158)	103,283	(19,408)	104,784	(19,566)
Mortgage-backed securities	2,935	(40)	39,793	(6,083)	42,728	(6,123)
Other debt securities	—	—	8,799	(1,026)	8,799	(1,026)
Bank issued trust preferred securities	—	—	1,169	(317)	1,169	(317)
Total	$17,428	$(206)	$155,243	$(27,081)	$172,671	$(27,287)

(in thousands)
At December 31, 2022
U.S. Treasury	$1,908	$(41)	$244	$(5)	$2,152	$(46)
U.S. government and federal agency obligations	559	(32)	—	—	559	(32)
U.S. government-sponsored enterprises	7,066	(933)	16,711	(1,789)	23,777	(2,722)
Obligations of states and political subdivisions	79,396	(15,421)	29,370	(10,133)	108,766	(25,554)
Mortgage-backed securities	33,334	(3,124)	68,911	(13,740)	102,245	(16,864)
Other debt securities	7,557	(443)	3,386	(439)	10,943	(882)
Bank issued trust preferred securities	—	—	1,177	(309)	1,177	(309)
Total	$129,820	$(19,994)	$119,799	$(26,415)	$249,619	$(46,409)

Schedule of Components of Investment Securities Gains and Losses
The following table presents the gross realized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

(in thousands)	2023	2022	2021
Available-for-sale securities:
Gross realized gains	$—	$—	$122
Gross realized losses	(11,562)	—	—
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	32	(14)	27
Certificates of deposit:
Gross realized gains	—	—	—
Gross realized losses	(17)	—	—
Investment securities (losses) gains, net	$(11,547)	$(14)	$149